Property and Equipment - Summary of Property and Equipment (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ 12,617,394	₩ 13,006,196	₩ 13,322,492
Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	47,188,174	46,723,007
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(34,556,379)	(33,708,273)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(14,401)	(8,538)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,260,712	1,248,200	1,005,857
Land [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,260,712	1,248,200
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	765,818	773,392	785,225
Buildings and structures [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,822,695	1,775,563
Buildings and structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,056,427)	(1,001,721)
Buildings and structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(450)	(450)
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	210,987	234,879	265,656
Structures [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	955,360	941,868
Structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(742,772)	(705,388)
Structures [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,601)	(1,601)
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	7,722,566	7,890,654	7,912,900
Machinery [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	38,191,687	37,688,793
Machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(30,457,696)	(29,796,000)
Machinery [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(11,425)	(2,139)
Other property and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	369,007	485,157	497,394
Other property and equipment [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,631,503	1,757,617
Other property and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,262,496)	(1,271,597)
Other property and equipment [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0	(863)
Rights-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	1,608,219	1,611,951
Rights-of-use assets [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	2,645,207	2,549,003
Rights-of-use assets [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	(1,036,988)	(933,567)
Rights-of-use assets [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	0	(3,485)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	680,085	761,963	₩ 1,069,331
Construction in progress [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	681,010	₩ 761,963
Construction in progress [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment	₩ (925)